STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2022	$ 240		$ 533,213	$ 0	$ (455,773)	$ 77,680
Balance, shares at Dec. 31, 2022	86,624,643
Issuance of shares, net	$ 7		3,074	0	0	3,081
Issuance of shares, net, shares	2,612,822
Share-based compensation issued to employees	$ 0		3,550	0		3,550
Payments of tax withholding for share-based compensation						0
Other comprehensive income (loss) from marketable securities	0		0	2	0	2
Net profit (loss)	0		0	0	(18,754)	(18,754)
Balance at Dec. 31, 2023	$ 247		539,837	2	(474,527)	65,559
Balance, shares at Dec. 31, 2023	89,237,465
Exercise of options		[1]	10	0	0	10
Exercise of options,shares	11,053
Issuance of shares, net	$ 1		543	0	0	544
Issuance of shares, net, shares	292,728
Share-based compensation issued to employees	$ 0		3,023	0	0	3,023
Payments of tax withholding for share-based compensation						0
Other comprehensive income (loss) from marketable securities	0		0	9	0	9
Net profit (loss)	0		0	0	(14,231)	(14,231)
Balance at Dec. 31, 2024	$ 248		543,413	11	(488,758)	$ 54,914
Balance, shares at Dec. 31, 2024	89,541,246					89,541,246
Exercise of options		[1]	73	0	0	$ 73
Exercise of options,shares	70,383
Issuance of shares upon RSU vesting		[1]	0	0	0	0
Issuance of shares upon RSU vesting, shares	79,486
Issuance of shares, net	$ 14		10,513	0	0	10,527
Issuance of shares, net, shares	4,862,076
Share-based compensation issued to employees	$ 0		1,881	0	0	1,881
Payments of tax withholding for share-based compensation	0		(4)	0	0	(4)
Other comprehensive income (loss) from marketable securities	0		0	(3)	0	(3)
Net profit (loss)	0		0	0	35,343	35,343
Balance at Dec. 31, 2025	$ 262		$ 555,876	$ 8	$ (453,415)	$ 102,731
Balance, shares at Dec. 31, 2025	94,553,191					94,553,191

[1]	Representing amount lower than $ 1.